As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
September 30, 2013

		Shares	Market Value
Common Stocks - 78.7%			$6,593,360
(Cost $5,746,111)

ACCOMMODATION AND FOOD SERVICES - 0.9%			74,896
MGM	MGM RESORTS INTERNATIONAL*	3,200	65,408
RUTH	RUTHS HOSPITALITY GROUP, INC.	800	9,488

ADMINISTRATIVE AND SUPPORT - 0.3%			21,220
WNS	WNS HOLDINGS, LTD. - ADR*	1,000	21,220

AGRICULTURE, FORESTRY, FISHING AND HUNTING - 0.4%			33,580
PPC	PILGRIM'S PRIDE CORP.*	2,000	33,580

ARTS, ENTERTAINMENT, AND RECREATION - 0.4%			31,190
BYD	BOYD GAMING CORP.*	1,800	25,470
CNTY	CENTURY CASINOS, INC.*	1,000	5,720

CONSTRUCTION - 0.2%			15,626
XIN	XINYUAN REAL ESTATE CO., LTD. - ADR	2,600	15,626

EDUCATIONAL SERVICES - 0.4%			33,936
CPLA	CAPELLA EDUCATION CO.*	600	33,936

FINANCE AND INSURANCE - 10.2%			856,236
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA S.A. - ADR	200	16,586
AEL	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,200	25,464
AIG	AMERICAN INTERNATIONAL GROUP, INC.	2,000	97,260
BAC	BANK OF AMERICA CORP.	2,800	38,640
BRK/B	BERKSHIRE HATHAWAY, INC. - CLASS B*	600	68,106
BOFI	BOFI HOLDING, INC.*	200	12,972
CSWC	CAPITAL SOUTHWEST CORP.	400	13,684
CLMS	CALAMOS ASSET MANAGEMENT, INC. - CLASS A	2,200	21,978
CI	CIGNA CORP.	1,000	76,860
C	CITIGROUP, INC.	200	9,702
DHIL	DIAMOND HILL INVESTMENT GROUP, INC.	400	42,780
FBRC	FBR & CO.*	800	21,448
FNFG	FIRST NIAGARA FINANCIAL GROUP, INC.	2,000	20,740
GNW	GENWORTH FINANCIAL, INC.*	2,200	28,138
GCA	GLOBAL CASH ACCESS HOLDINGS, INC.*	2,000	15,620
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	2,000	62,240
HCI	HCI GROUP, INC.	600	24,504
HTH	HILLTOP HOLDINGS, INC.*	400	7,400
JPM	JPMORGAN CHASE & CO.	600	31,014
L	LOEWS CORP.	200	9,348
MET	METLIFE, INC.	800	37,560
MS	MORGAN STANLEY	1,000	26,950
NOAH	NOAH HOLDINGS, LTD. - ADR	600	10,230
ORI	OLD REPUBLIC INTERNATIONAL CORP.	400	6,160
RDN	RADIAN GROUP, INC.	600	8,358
SNFCA	SECURITY NATIONAL FINANCIAL CORP. - CLASS A*	1,835	11,120
STC	STEWART INFORMATION SERVICES CORP.	1,000	31,990
TMK	TORCHMARK CORP.	200	14,470
UVE	UNIVERSAL INSURANCE HOLDINGS, INC.	2,600	18,330
USB	US BANCORP	200	7,316
VCBI	VIRGINIA COMMERCE BANCORP, INC.*	400	6,212
WFC	WELLS FARGO & CO.	800	33,056

HEALTH CARE AND SOCIAL ASSISTANCE - 18.8%			1,576,885
ABT	ABBOTT LABORATORIES	200	6,638
AMRN	AMARIN CORP PLC - ADR*	400	2,528
CRTX	CORNERSTONE THERAPEUTICS, INC.*	400	3,764
DEPO	DEPOMED, INC.*	83,510	624,655
DVCR	DIVERSICARE HEALTHCARE SERVICES, INC.	1,798	9,098
FHCO	FEMALE HEALTH CO. (THE)	1,400	13,818
FVE	FIVE STAR QUALITY CARE, INC.*	600	3,102
HITK	HI-TECH PHARMACAL CO., INC.	400	17,260
IMUC	IMMUNOCELLULAR THERAPEUTICS, LTD.*	71,322	183,297
KERX	KERYX BIOPHARMACEUTICALS, INC.*	1,200	12,120
MGLN	MAGELLAN HEALTH SERVICES, INC.*	200	11,992
NKTR	NEKTAR THERAPEUTICS*	18,700	195,415
ONVO	ORGANOVO HLDGS, INC.*	800	4,616
PHMD	PHOTOMEDEX, INC.*	800	12,720
PSTI	PLURISTEM THERAPEUTICS, INC.*	3,900	13,182
PRAN	PRANA BIOTECHNOLOGY, LTD. - ADR*	40,672	167,162
TRIB	TRINITY BIOTECH PLC - ADR	4,600	100,096
TROV	TROVAGENE, INC.*	24,800	178,064
USNA	USANA HEALTH SCIENCES, INC.*	200	17,358

INFORMATION - 8.8%			737,182
EGHT	8X8, INC.*	1,600	16,112
AKAM	AKAMAI TECHNOLOGIES, INC.*	200	10,340
ALSK	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.*	4,000	10,280
ANSS	ANSYS, INC.*	400	34,608
AOL	AOL, INC.	200	6,916
T	AT&T, INC.	200	6,764
BBRY	BLACKBERRY, LTD.*	1,000	7,950
BCOR	BLUCORA, INC.*	6,200	142,476

BRCD	BROCADE COMMUNICATIONS SYSTEMS, INC.*	4,600	37,030
CAMP	CALAMP CORP.*	1,000	17,630
CHKP	CHECK POINT SOFTWARE TECHNOLOGIES, LTD.*	200	11,312
CTXS	CITRIX SYSTEMS, INC.*	200	14,122
DISH	DISH NETWORK CORP. - CLASS A	200	9,002
DLB	DOLBY LABORATORIES, INC. - CLASS A	200	6,902
IDCC	INTERDIGITAL, INC.	200	7,466
MCHX	MARCHEX, INC. - CLASS B	2,200	16,016
MSFT	MICROSOFT CORP.	2,600	86,606
MGAM	MULTIMEDIA GAMES HOLDING CO, INC.*	400	13,820
P	PANDORA MEDIA, INC.*	2,200	55,286
RP	REALPAGE, INC.*	800	18,528
RHT	RED HAT, INC.*	200	9,228
STRZA	STARZ - CLASS A*	2,400	67,512
TIVO	TIVO, INC.*	3,200	39,808
VOD	VODAFONE GROUP PLC - ADR	2,600	91,468

MANUFACTURING - 24.7%			2,067,877
ACW	ACCURIDE CORP.*	1,800	9,252
ATVI	ACTIVISION BLIZZARD, INC.	1,600	26,672
APFC	AMERICAN PACIFIC CORP.*	2,649	145,059
AMSC	AMERICAN SUPERCONDUCTOR CORP.*	1,000	2,340
APEMY	APERAM - ADR	60	923
AAPL	APPLE, INC.	400	190,700
CECE	CECO ENVIRONMENTAL CORP.	600	8,448
KO	COCA COLA CO. (THE)	200	7,576
CCE	COCA COLA ENTERPRISES, INC.	200	8,042
STZ	CONSTELLATION BRANDS, INC. CLASS - A*	200	11,480
COT	COTT CORP.	1,600	12,304
CVI	CVR ENERGY, INC.	500	19,260
DECK	DECKERS OUTDOOR CORP.*	200	13,184
DELL	DELL, INC.	400	5,508
DSWL	DESWELL INDUSTRIES, INC.	1,100	2,695
DOW	DOW CHEMICAL CO. (THE)	200	7,680
XLS	EXELIS, INC.	600	9,426
XOM	EXXON MOBILE CORP.	200	17,208
FMX	FOMENTO ECONOMICO MEXICANO SAB DE CV - ADR	200	19,418
FWLT	FOSTER WHEELER AG*	2,000	52,680
GRMN	GARMIN, LTD.	200	9,038
GY	GENCORP, INC.*	1,200	19,236
GE	GENERAL ELECTRIC CO.	1,000	23,890
GM	GENERAL MOTORS CO.*	600	21,582
GPK	GRAPHIC PACKAGING HOLDING CO.*	600	5,136
HALO	HALOZYME THERAPEUTICS, INC.*	5,000	55,200
HEI	HEICO CORP.	200	13,548
HPQ	HEWLETT-PACKARD CO.	800	16,784
HY	HYSTER-YALE MATERIALS HANDLING, INC.	400	35,868
ITW	ILLINOIS TOOL WORKS, INC.	200	15,254
IPHI	INPHI CORP.*	400	5,372
INTC	INTEL CORP.	10,000	229,200
IPAR	INTER PARFUMS, INC.	400	11,996
JAKK	JAKKS PACIFIC, INC.	37,200	167,028
JNJ	JOHNSON & JOHNSON	200	17,338
FSTR	LB FOSTER CO. - CLASS A	200	9,148
LSI	LSI CORP.	1,400	10,948
MAKO	MAKO SURGICAL CORP.*	200	5,902
MERC	MERCER INTERNATIONAL, INC.*	2,600	18,434
MEOH	METHANEX CORP.	1,600	82,032
MU	MICRON TECHNOLOGY, INC.*	600	10,482
MHK	MOHAWK INDUSTRIES, INC.*	200	26,050
MNST	MONSTER BEVERAGE CORP.*	600	31,350
NTZ	NATUZZI SPA - ADR*	1,000	1,800
NRTLQ	NORTEL NETWORKS CORP.*1	12	0
OME	OMEGA PROTEIN CORP.*	600	6,102
OSK	OSHKOSH CORP.*	200	9,796
PRCP	PERCEPTRON, INC.	1,600	17,088
PWRD	PERFECT WORLD CO., LTD. - ADR	2,200	43,780
PLXS	PLEXUS CORP.*	200	7,440
QCOR	QUESTCOR PHARMACEUTICALS, INC.	400	23,200
SOL	RENESOLA, LTD. - ADR*	600	2,994
SNY	SANOFI - ADR	200	10,126
SWHC	SMITH & WESSON HOLDING CORP.*	1,800	19,782
S	SPRINT CORP.*	8,000	49,680
SWK	STANLEY BLACK & DECKER, INC.	200	18,114
RGR	STURM, RUGER & CO., INC.	200	12,526
SGYP	SYNERGY PHARMACEUTICALS, INC.*	43,000	196,510
TSO	TESORO CORP.	900	39,582
VLO	VALERO ENERGY CORP.	5,600	191,240
VECO	VEECO INSTRUMENTS, INC.*	200	7,446

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 3.8%			317,783
ANR	ALPHA NATURAL RESOURCES, INC.*	1,000	5,960
DVR	CAL DIVE INTERNATIONAL, INC.*	3,000	6,150
CLF	CLIFFS NATURAL RESOURCES, INC.	400	8,200
GTE	GRAN TIERRA ENERGY, INC.*	1,600	11,344
HNRG	HALLADOR ENERGY COMPANY	10,400	75,920
HAL	HALLIBURTON CO.	200	9,630
LUNMF	LUNDIN MINING CORP.*	800	3,512
NEM	NEWMONT MINING CORP.	1,200	33,720
NES	NUVERRA ENVIRONMENTAL SOLUTIONS, INC.*	3,800	8,702

OXY	OCCIDENTAL PETROLEUM CORP.	200	18,708
PZG	PARAMOUNT GOLD AND SILVER CORP.*	1,400	1,806
PBR	PETROLEO BRASILEIRO SA - ADR	1,000	15,490
RRC	RANGE RESOURCES CORP.	200	15,178
RVM	REVETT MINERALS, INC.*	20,600	23,278
XPL	SOLITARIO EXPLORATION & ROYALTY CORP.*	3,800	3,287
SYRG	SYNERGY RESOURCES CORP.*	1,400	13,650
TPLM	TRIANGLE PETROLEUM CORP.*	200	1,964
WFT	WEATHERFORD INTERNATIONAL, LTD.*	2,800	42,924
WG	WILLBROS GROUP, INC.*	2,000	18,360

OTHER SERVICES - 0.2%			16,942
STNR	STEINER LEISURE, LTD.*	200	11,686
STEI	STEWART ENTERPRISES, INC. - CLASS A	400	5,256

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 0.7%			54,066
G	GENPACT, LTD.	800	15,104
GRVY	GRAVITY CO., LTD. - ADR*	9,100	10,374
ICFI	ICF INTERNATIONAL, INC.*	200	7,082
ICLR	ICON PLC*	200	8,186
SWI	SOLARWINDS, INC.*	200	7,012
SUTR	SUTOR TECHNOLOGY GROUP, LTD.*	3,800	6,308

REAL ESTATE AND RENTAL AND LEASING - 0.0%			3,668
EJ	E-HOUSE CHINA HOLDINGS, LTD. - ADR	400	3,668

RETAIL TRADE - 2.6%			220,512
ASNA	ASCENA RETAIL GROUP, INC.*	400	7,972
CENT	CENTRAL GARDEN AND PET CO.*	600	4,224
CONN	CONN'S, INC.*	200	10,008
CVS	CVS CAREMARK CORP.	400	22,700
GCO	GENESCO, INC.*	200	13,116
GES	GUESS?, INC.	200	5,970
JOSB	JOS A BANK CLOTHIERS, INC.*	200	8,792
PSMT	PRICESMART, INC.	200	19,048
SWY	SAFEWAY, INC.	800	25,592
SAH	SONIC AUTOMOTIVE, INC. - CLASS A	2,200	52,360
TJX	TJX COS., INC.	200	11,278
TA	TRAVELCENTERS OF AMERICA, LLC.*	400	3,140
WAG	WALGREEN CO.	400	21,520
WMT	WAL-MART STORES, INC.	200	14,792

TRANSPORTATION AND WAREHOUSING - 3.0%			250,227
ASR	GRUPO AEROPORTUARIO DEL SURESTE SAB DE CV - ADR	300	32,658
GSH	GUANGSHEN RAILWAY CO., LTD. - ADR	800	21,200
KSU	KANSAS CITY SOUTHERN	200	21,872
RJET	REPUBLIC AIRWAYS HOLDINGS, INC.*	2,000	23,800
SFL	SHIP FINANCE INTERNATIONAL, LTD.	15	229
SKYW	SKYWEST, INC.	3,000	43,560
UNP	UNION PACIFIC CORP.	200	31,068
LCC	US AIRWAYS GROUP, INC.*	4,000	75,840

UTILITIES - 2.8%			236,274
NGG	NATIONAL GRID PLC - ADR	3,600	212,580
SZYM	SOLAZYME, INC.*	2,200	23,694

WHOLESALE TRADE - 0.5%			45,260
ESRX	EXPRESS SCRIPTS HOLDING CO.*	200	12,356
HWCC	HOUSTON WIRE & CABLE CO.	200	2,694
KAMN	KAMAN CORP.	200	7,572
XRX	XEROX CORP.	2,200	22,638

Preferred Stocks - 0.1%			7,670
(Cost $6,789)

MANUFACTURING - 0.1%			7,670
ABV	CIA DE BEBIDAS DAS AMERICAS - ADR	200	7,670

PARTNERSHIPS & TRUST - 0.9%			78,502
(Cost $76,724)

FINANCE AND INSURANCE - 0.4%			35,519
PEI	PENNSYLVANIA REAL ESTATE INVESTMENT TRUST	800	14,960
PCC	PMC COMMERCIAL TRUST	2,300	20,401
TELOZ	TEL OFFSHORE TRUST*	90	158

MANUFACTURING - 0.2%			19,952
CVRR	CVR REFINING, L.P.	800	19,952

REAL ESTATE AND RENTAL AND LEASING - 0.0%			2,367
AVB	AVALONBAY COMMUNITIES, INC.	3	381
UMH	UMH PROPERTIES, INC.	200	1,986

UTILITIES - 0.3%			20,664
SGU	STAR GAS PARTNERS, L.P.	4,200	20,664

INVESTMENT COMPANIES - 7.4%			622,892
(Cost $610,233)
ERX	DIREXION DAILY ENERGY BULL 3X SHARES*	400	29,676
GDXJ	MARKET VECTORS JUNIOR GOLD MINERS ETF	300	12,222
SQQQ	PROSHARES ULTRAPRO SHORT QQQ*	400	8,216
DXD	PROSHARES ULTRASHORT DOW30*	200	6,728
MZZ	PROSHARES ULTRASHORT MIDCAP400*	400	6,344
SRS	PROSHARES ULTRASHORT REAL ESTATE*	400	8,776

TWM	PROSHARES ULTRASHORT RUSSELL2000*	400	5,800
SDS	PROSHARES ULTRASHORT S&P500*	200	7,308
YCS	PROSHARES ULTRASHORT YEN*	4,400	273,812
GLD	SPDR GOLD SHARES*	1,600	205,072
XIV	VELOCITYSHARES DAILY INVERSE VIX SHORT TERM ETN*	2,200	58,938

SHORT-TERM INVESTMENTS - 13.3%			1,114,958
(Cost $1,114,958)
DFDXX	DAILY INCOME FUND - MONEY MARKET PORTFOLIO, 0.03% ^		1,114,958

TOTAL INVESTMENT SECURITIES - 100.4%			8,417,382
(Cost $7,554,815)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)			(35,266)

NET ASSETS - 100.0%			$8,382,116

ADR - American Depository Receipt
* Non-income producing security.
^ Seven-day yield as of September 30, 2013
1 Market value of security is less than $1.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments			7,634,954
Gross unrealized appreciation			1,007,214
Gross unrealized depreciation			(224,786)
Net unrealized appreciation			$782,428

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$6,593,360	-	-	$6,593,360

PARTNERSHIPS & TRUSTS^	78,502	-	-	78,502

PREFERRED STOCKS^	7,670	-	-	7,670

INVESTMENT COMPANIES	622,892	-	-	622,892

SHORT-TERM INVESTMENT	1,114,958	-	-	1,114,958

TOTAL INVESTMENT SECURITIES	$8,417,382	$-	$-	$8,417,382
^See Portfolio of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date   November 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date    November 13, 2013